Note 12 - Income Taxes - Income Tax Reconciliation (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Amount computed by using normal Japanese statutory tax rate	¥ 1,720,410	¥ 2,074,767	¥ 1,844,898
Expenses not deductible for tax purpose	88,633	93,262	76,258
Inhabitant tax—per capita	46,822	39,538	39,114
Change in valuation allowance	(68,126)	15,696	159,163
Tax effects on investments in equity method investees	34,549	48,368	19,650
Enterprise tax—not based on income	268,545	146,883	90,086
Tax rate change	7,954	23,183	51,788
Tax credit	5,000	(269,145)	(232,834)
Tax refund by loss carryback			(32,275)
Other—net	121,093	10,979	(118,983)
Income tax expense as reported	¥ 2,224,880	¥ 2,183,531	¥ 1,896,865